Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000108850
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $17,490
Accumulated Value	$ 9,425		$ 9,380	$ 10,426	$ 10,635	$ 11,330	$ 12,611	$ 14,606	$ 13,297	$ 14,514	$ 15,923	$ 17,490
C000108851
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $17,212
Accumulated Value	10,000		9,870	10,887	11,025	11,663	12,879	14,807	13,380	14,496	15,784	17,212
C000108852
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $1,923,900
Accumulated Value	1,000,000		998,600	1,113,800	1,139,700	1,219,200	1,361,600	1,583,100	1,446,500	1,584,300	1,744,800	1,923,900
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,196
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,196
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,919,600
Accumulated Value	1,000,000		1,045,100	1,292,100	1,387,000	1,585,700	1,739,700	2,486,200	2,123,000	2,338,300	3,227,200	3,919,600
Nueberger Index: HFRX® Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Hedge Index $15,586
Accumulated Value	10,000		9,743	10,687	10,367	10,697	10,543	12,751	12,324	12,680	14,161	15,586
Nueberger Index: HFRX® Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Hedge Index $15,586
Accumulated Value	10,000		9,743	10,687	10,367	10,697	10,543	12,751	12,324	12,680	14,161	15,586
Nueberger Index: HFRX® Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Hedge Index $1,558,600
Accumulated Value	$ 1,000,000		$ 974,300	$ 1,068,700	$ 1,036,700	$ 1,069,700	$ 1,054,300	$ 1,275,100	$ 1,232,400	$ 1,268,000	$ 1,416,100	$ 1,558,600